Summary of critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2023
Disclosure Of Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Abstract]
Summary of critical accounting judgments and key sources of estimation uncertainty
4. Summary of critical accounting judgments and key sources of estimation uncertainty
The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, expenses and related disclosures. The estimates and underlying assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below.
4.1 Critical judgments in applying accounting policies
Collaboration and license agreement with Acer
In March 2021, Relief and Acer Therapeutics Inc. (“Acer”) entered into a collaboration and license agreement for the worldwide development and commercialization of
ACER-001
(OLPRUVA
®
) for the treatment of UCDs, MSUD, and other potential indications. The management assessed the payment of USD 15 million made by Relief in 2021 was in substance the acquisition cost of the development project. Consequently, the license and the price paid for its acquisition met the requirements of an intangible asset and were capitalized as an intangible asset. The USD 20 million upfront development payments paid by Relief to Acer in 2021 and 2022 for further development activities did not meet the capitalization criteria for intangible assets and were expensed over the period of the development activity as incurred. In accordance with the cost accumulation approach, possible future milestone payments were not considered on initial recognition of the asset.
In August 2023, Relief and Acer terminated the March 2021 collaboration and license agreement. Concurrently, the parties entered into a new exclusive license agreement. Relief’s primary entitlement was restructured from a 60% net profit share from U.S. sales of OLPRUVA
®
to a continuous 10% royalty stream on U.S. net sales. Furthermore, Relief returned to Acer development and commercialization rights for non-US-territories,
excluding Europe where Relief retained these rights. In exchange, Relief received from Acer a non-refundable
USD 10 million (CHF 8.9 million) upfront payment in cash and was due to receive an additional non-contingent
cash payment of USD 1.5 million (CHF 1.3 million) in August 2024. As further delineated in note 7.2, the transaction was accounted for as a partial disposal of the intangible asset associated with
ACER-001.
Revenue recognition
Revenue is primarily from fees related to license fees, royalties and product sales. Given the complexity of certain agreements, judgment is required to identify distinct performance obligations, allocate the transaction price to these performance obligations and determine when the performance obligations are met.
Going concern
These consolidated financial statements have been prepared assuming the Group will continue as a going concern which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. As of December 31, 2023, the Group had cash and cash equivalents of CHF 14.6 million. Based on financial projections and available cash, the Group is expected to have sufficient resources to fund operations for at least the next twelve months.
Since its inception, the Group has primarily relied on external financing to fund its cash needs and has experienced recurring losses. The Group may continue to generate operating losses in the foreseeable future. The Group’s long-term viability depends on its ability to raise additional capital until it generates positive cash flows to support its operations. The Group may never achieve sustainable profitability and is exposed to all the risks inherent in establishing a business. Management intends to continue to explore options to obtain additional funding, including public or private financing, or license and collaboration agreements. However, there can be no assurance that capital will be available in sufficient amounts or on acceptable terms. If Relief is unable to obtain the required funding, it will be forced to delay, reduce or eliminate some or all of its research and development programs and of its product portfolio expansion or commercialization efforts, which could adversely affect its business prospects or result in the Group’s inability to continue operations.
4.2 Key sources of estimation uncertainty
Assessment of contingent liabilities
IFRS 3 requires the recognition of contingent considerations arising from business combinations at fair value at the acquisition date. The fair value of the contingent consideration is estimated based on management’s assessment of the likelihood of the contingency occurring and the amount of payment that would be required if the contingency were to occur. Contingent considerations are subsequently measured at fair value at the end of each reporting period. The estimation of the fair value requires the use of estimates and assumptions that are subject to significant judgment, as further detailed in note 18.

The Group is exposed to contingencies, including litigations and regulatory or legal proceedings, in its ordinary course of business. A provision is recognized when an outflow of resources is probable and the amount can be estimated reliably. If an outflow is not considered probable or the amount cannot be estimated reliably, no provision is recorded. The outcome of these proceedings is inherently uncertain, and assessing their likelihood and potential impact on the Group’s financial position or performance involves significant judgment.
Valuation and impairment of intangible assets
Determining whether intangible assets and goodwill are impaired requires management to estimate the recoverable value of the cash-generating unit to which the intangible assets are attributable. If the recoverable value of the cash-generating unit is lower than the carrying amount of the cash-generating unit to which the intangible assets have been allocated, an impairment allowance is recorded. Changes to the assumptions may result in additional impairment losses or impairment reversals in subsequent periods. Further details regarding the valuation methods used and the key assumptions and judgments made in relation to intangible assets and goodwill are provided in note 7.
Share-based compensation
The fair values of the options at the grant date are assessed using the Black-Scholes valuation model and are spread over the applicable vesting period of each option. The amount recognized as an expense in the income statement represents the value of the services received during the reporting period in exchange for the options granted.
The fair value of the options granted is estimated at the grant date based on the Black-Scholes valuation model. The main inputs subject to estimation used in the model are the expected life of each option and the volatility of the underlying share.
Deferred income tax assets
The recoverability of deferred income tax assets is assessed based on management’s judgment, taking into consideration the Group companies’ forecasted future taxable profits that are subject to uncertainty. Deferred income tax assets are recognized only to the extent that it is probable that taxable profits will be available against which the deductible temporary differences and carried forward losses can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. The assessment of the recoverability of deferred tax assets requires significant judgment and involves the use of assumptions and estimates regarding future taxable profits. The Group considers all available positive and negative evidence when assessing the recoverability of deferred tax assets, including historical profitability, future plans, and reasonable and supportable forecasts of future taxable profits.
Defined benefit obligations
A retirement benefit obligation for personnel is recognized based on various financial and actuarial assumptions. The key assumptions used to assess these obligations are the discount rate, future salary increases, future pension increases, and the probability of the employee reaching retirement. An actuarial expert performed the calculations, and the principal assumptions used are summarized in note 17.